Business Segment and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Ireland	$702,858	$593,407	$1,355,543	$1,105,241
Rest of Europe	384,214	373,810	774,429	788,033
U.S.	792,370	848,019	1,601,855	1,692,423
Rest of World	240,717	205,015	478,718	413,132
Total	$2,120,159	$2,020,251	$4,210,545	$3,998,829

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Ireland *	$108,381	$125,896	$245,111	$177,223
Rest of Europe	39,629	22,489	93,140	82,255
U.S.	62,656	55,744	139,555	143,833
Rest of World	19,191	5,355	37,548	22,962
Total	$229,857	$209,484	$515,354	$426,273
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	June 30, 2024	December 31, 2023
	(in thousands)
Ireland	$206,141	$199,051
Rest of Europe	90,097	94,046
U.S.	152,706	159,245
Rest of World	54,682	49,175
Total	$503,626	$501,517